Share-Based Compensation - Assumptions used to estimate the fair values of the share options granted (Details) - 2022 Option Incentive Plan	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Expected volatility, minimum	82.00%	74.00%	48.00%
Expected volatility, maximum	85.00%	80.00%	74.00%
Risk-free interest rate, minimum (per annum)	3.57%	1.94%	0.97%
Risk-free interest rate, maximum (per annum)	4.47%	3.83%	1.55%
Expected dividend yield	0.00%	0.00%	0.00%
Employee forfeiture rate (per annum)			3.80%
Exercise multiples	2.50	2.50	2.50
Expected term	7 years	7 years	7 years
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award
Employee forfeiture rate (per annum)	2.40%	3.80%
Fair value of underlying ordinary share (per share)	$ 7.95	$ 18.11	$ 14.10
Fair value of awards on valuation date	$ 5.38	$ 12.93	5.84
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award
Employee forfeiture rate (per annum)	7.50%	3.92%
Fair value of underlying ordinary share (per share)	$ 15.47	$ 19.91	18.42
Fair value of awards on valuation date	$ 10.51	$ 17.11	$ 19.90